Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	SFr 31.2	SFr 20.1
Total other non-current financial liabilities at amortized cost	138.8	167.2
Total current and non-current financial liabilities	170.0	187.3
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	31.2	20.1
Total other non-current financial liabilities at amortized cost	138.8	167.2
Financial liabilities at amortized cost | Lease liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	21.6	13.6
Total other non-current financial liabilities at amortized cost	138.8	167.2
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	SFr 9.5	SFr 6.5